Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
LEASES

NOTE 15 - LEASES:

The Company has lease contracts for office facilities and motor vehicles used in its operations. Leases of office facilities generally have lease terms between 1 and 4 years, motor vehicles generally have lease terms of 3 years. The Company has several lease contracts that include extension options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Company’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised in assessing the lease terms.

The Company also has certain leases of office facilities with lease terms of 12 months or less. The Company applies the ’short-term lease’ recognition exemption for these leases.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Office facilities	Motor vehicles	Total
At January 1, 2021	363	25	388
Additions	316	-	316
Depreciation expense	(301)	(23)	(324)
As at December 31, 2021	378	2	380

Set out below are the carrying amounts of lease liabilities and the movements during the period:

2021
At January 1, 2021	305
Additions	429
Accretion of interest	8
Payments	(357)
As at December 31, 2021	385
Current	119
Non-current	266

The following are the amounts recognized in profit or loss:

2021
Depreciation expense of right-of-use assets	324
Interest expense on lease liabilities	8
Total amount recognized in profit or loss	332

The Company had total cash outflows for leases of $357 in 2021, $529 in 2020 and $434 in 2019.